Related Party Transactions - Related Party Costs and Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related Party Transaction
Operating expenses from other related parties	$ 66		$ 229
Total income (expenses)	(2,144)	$ (2,296)	305	$ (4,617)
KNOT Management
Related Party Transaction
Administration fee	244	314	474	648
KOAS [Member]
Related Party Transaction
Administration fee	165	174	$ 323	345
Margin rate on administration cost			5.00%
KOAS UK [Member]
Related Party Transaction
Administration fee	31	30	$ 61	60
Margin rate on administration cost			5.00%
KNOT [Member]
Related Party Transaction
Time charter income from KNOT	105		$ 4,883
Technical and operational management fee from KNOT Management to Vessels	1,703	1,736	3,406	3,479
Administration fee	$ 40	$ 42	$ 85	$ 85